                   Oppenheimer Disciplined Allocation Fund
                    Supplement dated June 30, 2003 to the
                      Prospectus dated December 23, 2002

The Prospectus is changed as follows:

1.    The first sentence of the third paragraph on page 4 of the Prospectus
   is hereby      deleted.

June 30, 2003                                               PS0205.026